Leases - Paragraphs (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease, Liability			$ 769	$ 900
Finance Lease, Liability			24,819	26,300
Operating Lease, Right-of-Use Asset		$ 738	769	897
Finance lease right-of-use assets, net		$ 21,947	$ 23,492	$ 25,552
Maximum
Gain (Loss) on Termination of Lease	$ 100